Property And Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property And Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2023	2024
	RMB	RMB
Furniture, fixtures and equipment	64,977	60,244
Motor vehicles	5,959	6,532
Leasehold improvement	74,698	76,776
Office building	63,000	63,000
Construction in progress	89,042	194,689
Total cost	297,676	401,241

Less: Accumulated depreciation	(103,100)	(111,630)

Property and equipment, net	194,576	289,611

Depreciation expenses related to property and equipment were RMB25,826, RMB15,440 and RMB18,358 for the years ended December 31, 2022, 2023 and 2024, respectively.